Intangible Assets	6 Months Ended
Jun. 30, 2018
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Intangible Assets
12.	INTANGIBLE ASSETS

	30 June 2018					31 December 2017
Million US dollar	Brands	Commercial intangibles	Software	Other	Total	Total
Acquisition cost
Balance at end of previous year	43 402	2 904	2 177	388	48 871	47 191
Effect of movements in foreign exchange	(698)	(78)	(94)	(22)	(892)	1 286
Acquisitions through business combinations	35	30	0	2	67	417
Acquisitions and expenditures	0	356	27	55	438	312
Disposals	(27)	(29)	0	(15)	(71)	(191)
Disposals through the sale of subsidiaries	(14)	0	(29)	(4)	(47)	—
Transfer (to)/from other asset categories and other movements[1]	0	72	45	(22)	95	(144)

Balance at end of period	42 699	3 255	2 126	382	48 462	48 871

Amortization and impairment losses
Balance at end of previous year	(32)	(1 379)	(1 472)	(114)	(2 997)	(2 401)
Effect of movements in foreign exchange	0	57	64	5	127	(139)
Amortization	0	(86)	(147)	(16)	(249)	(498)
Disposals	0	21	2	7	30	89
Disposals through the sale of subsidiaries	0	0	28	2	30	—
Transfer to/(from) other asset categories and other movements[1]	0	(7)	0	(4)	(11)	(48)

Balance at end of period	(32)	(1 394)	(1 525)	(120)	(3 070)	(2 997)

Carrying value
at 31 December 2017	43 370	1 525	705	274	45 874	45 874
at 30 June 2018	42 667	1 861	601	262	45 392	—

On 2 May 2018, AB InBev recovered the Budweiser distribution rights in Argentina from CCU. The transaction involved the transfer of the Isenbeck, Iguana, Diosa, Norte and Baltica brands, along with a cash payment of 306m US dollar and other commitments, to CCU Argentina. The Budweiser distribution rights have been assigned an indefinite useful life.

AB InBev is the owner of some of the world’s most valuable brands in the beer industry. As a result, brands and certain distribution rights are expected to generate positive cash flows for as long as the company owns the brands and distribution rights. Given AB InBev’s more than 600-year history, brands and certain distribution rights have been assigned indefinite lives.

Acquisitions and expenditures of commercial intangibles mainly represent supply and distribution rights, exclusive multi-year sponsorship rights and other commercial intangibles.

Intangible assets with indefinite useful lives are comprised primarily of brands and certain distribution rights that AB InBev purchases for its own products, and are tested for impairment during the fourth quarter of the year or whenever a triggering event has occurred.